Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA ACORN TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2016
Supplement [Text Block]	cat2_SupplementTextBlock
Supplement dated June 27, 2016
to the Prospectus and Summary Prospectus of the following Fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Acorn Trust
Columbia Acorn® Fund	5/1/2016
1.	The table under the caption “Fees and Expenses of the Fund” in the “Summary of the Fund” section of the Prospectus and the Summary Prospectus is hereby superseded and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Classes I, R4, R5, Y and Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00% (a)	1.00% (b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I	Class R4	Class R5	Class Y	Class Z
Management fees	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Other expenses(c)	0.16%	0.16%	0.08%	0.16%	0.13%	0.08%	0.16%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses(d)	1.07%	1.82%	0.74%	0.82%	0.79%	0.74%	0.82%
(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
(c)	Other expenses have been restated and are based on estimated amounts for the Fund's current fiscal year, taking into consideration changes in the method of allocating transfer agent expenses among Class A, Class C, Class R4 and Class Z shares of the Fund.
(d)	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than “Total Net Expenses” shown in the Financial Highlights section of this prospectus because “Total Net Expenses” do not include acquired fund fees and expenses.
2.	The expense example table that appears under the caption “Fees and Expenses of the Fund – Example” in the “Summary of the Fund” section of the Prospectus and the Summary Prospectus is hereby superseded and replaced with the following:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$678	$896	$1,131	$1,806
Class C (assuming redemption of all shares at the end of the period)	$285	$573	$ 985	$2,137
Class C (assuming no redemption of shares)	$185	$573	$ 985	$2,137
Class I (whether or not shares are redeemed)	$ 76	$237	$ 411	$ 918
Class R4 (whether or not shares are redeemed)	$ 93	$290	$ 504	$1,120
Class R5 (whether or not shares are redeemed)	$ 81	$252	$ 439	$ 978
Class Y (whether or not shares are redeemed)	$ 76	$237	$ 411	$ 918
Class Z (whether or not shares are redeemed)	$ 84	$262	$ 455	$1,014

Columbia Acorn Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cat2_SupplementTextBlock
Supplement dated June 27, 2016
to the Prospectus and Summary Prospectus of the following Fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Acorn Trust
Columbia Acorn® Fund	5/1/2016
1.	The table under the caption “Fees and Expenses of the Fund” in the “Summary of the Fund” section of the Prospectus and the Summary Prospectus is hereby superseded and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Classes I, R4, R5, Y and Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00% (a)	1.00% (b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I	Class R4	Class R5	Class Y	Class Z
Management fees	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Other expenses(c)	0.16%	0.16%	0.08%	0.16%	0.13%	0.08%	0.16%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual Fund operating expenses(d)	1.07%	1.82%	0.74%	0.82%	0.79%	0.74%	0.82%
(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
(c)	Other expenses have been restated and are based on estimated amounts for the Fund's current fiscal year, taking into consideration changes in the method of allocating transfer agent expenses among Class A, Class C, Class R4 and Class Z shares of the Fund.
(d)	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than “Total Net Expenses” shown in the Financial Highlights section of this prospectus because “Total Net Expenses” do not include acquired fund fees and expenses.
2.	The expense example table that appears under the caption “Fees and Expenses of the Fund – Example” in the “Summary of the Fund” section of the Prospectus and the Summary Prospectus is hereby superseded and replaced with the following:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$678	$896	$1,131	$1,806
Class C (assuming redemption of all shares at the end of the period)	$285	$573	$ 985	$2,137
Class C (assuming no redemption of shares)	$185	$573	$ 985	$2,137
Class I (whether or not shares are redeemed)	$ 76	$237	$ 411	$ 918
Class R4 (whether or not shares are redeemed)	$ 93	$290	$ 504	$1,120
Class R5 (whether or not shares are redeemed)	$ 81	$252	$ 439	$ 978
Class Y (whether or not shares are redeemed)	$ 76	$237	$ 411	$ 918
Class Z (whether or not shares are redeemed)	$ 84	$262	$ 455	$1,014

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses have been restated and are based on estimated amounts for the Fund's current fiscal year, taking into consideration changes in the method of allocating transfer agent expenses among Class A, Class C, Class R4 and Class Z shares of the Fund.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than “Total Net Expenses” shown in the Financial Highlights section of this prospectus because “Total Net Expenses” do not include acquired fund fees and expenses.
Columbia Acorn Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.16%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.07%	[3]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	$ 678
3 years	rr_ExpenseExampleYear03	896
5 years	rr_ExpenseExampleYear05	1,131
10 years	rr_ExpenseExampleYear10	1,806
1 year	rr_ExpenseExampleNoRedemptionYear01	678
3 years	rr_ExpenseExampleNoRedemptionYear03	896
5 years	rr_ExpenseExampleNoRedemptionYear05	1,131
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,806
Columbia Acorn Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.16%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.82%	[3]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	$ 285
3 years	rr_ExpenseExampleYear03	573
5 years	rr_ExpenseExampleYear05	985
10 years	rr_ExpenseExampleYear10	2,137
1 year	rr_ExpenseExampleNoRedemptionYear01	185
3 years	rr_ExpenseExampleNoRedemptionYear03	573
5 years	rr_ExpenseExampleNoRedemptionYear05	985
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,137
Columbia Acorn Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.74%	[3]
1 year	rr_ExpenseExampleYear01	$ 76
3 years	rr_ExpenseExampleYear03	237
5 years	rr_ExpenseExampleYear05	411
10 years	rr_ExpenseExampleYear10	918
1 year	rr_ExpenseExampleNoRedemptionYear01	76
3 years	rr_ExpenseExampleNoRedemptionYear03	237
5 years	rr_ExpenseExampleNoRedemptionYear05	411
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 918
Columbia Acorn Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.82%	[3]
1 year	rr_ExpenseExampleYear01	$ 93
3 years	rr_ExpenseExampleYear03	290
5 years	rr_ExpenseExampleYear05	504
10 years	rr_ExpenseExampleYear10	1,120
1 year	rr_ExpenseExampleNoRedemptionYear01	93
3 years	rr_ExpenseExampleNoRedemptionYear03	290
5 years	rr_ExpenseExampleNoRedemptionYear05	504
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,120
Columbia Acorn Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.79%	[3]
1 year	rr_ExpenseExampleYear01	$ 81
3 years	rr_ExpenseExampleYear03	252
5 years	rr_ExpenseExampleYear05	439
10 years	rr_ExpenseExampleYear10	978
1 year	rr_ExpenseExampleNoRedemptionYear01	81
3 years	rr_ExpenseExampleNoRedemptionYear03	252
5 years	rr_ExpenseExampleNoRedemptionYear05	439
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 978
Columbia Acorn Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.74%	[3]
1 year	rr_ExpenseExampleYear01	$ 76
3 years	rr_ExpenseExampleYear03	237
5 years	rr_ExpenseExampleYear05	411
10 years	rr_ExpenseExampleYear10	918
1 year	rr_ExpenseExampleNoRedemptionYear01	76
3 years	rr_ExpenseExampleNoRedemptionYear03	237
5 years	rr_ExpenseExampleNoRedemptionYear05	411
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 918
Columbia Acorn Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.82%	[3]
1 year	rr_ExpenseExampleYear01	$ 84
3 years	rr_ExpenseExampleYear03	262
5 years	rr_ExpenseExampleYear05	455
10 years	rr_ExpenseExampleYear10	1,014
1 year	rr_ExpenseExampleNoRedemptionYear01	84
3 years	rr_ExpenseExampleNoRedemptionYear03	262
5 years	rr_ExpenseExampleNoRedemptionYear05	455
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,014

[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	Other expenses have been restated and are based on estimated amounts for the Fund's current fiscal year, taking into consideration changes in the method of allocating transfer agent expenses among Class A, Class C, Class R4 and Class Z shares of the Fund.
[3]	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than “Total Net Expenses” shown in the Financial Highlights section of this prospectus because “Total Net Expenses” do not include acquired fund fees and expenses.
[4]	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.